Material accounting policies Company information	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Material accounting policies Company information

1	Material accounting policies Company information

Davion Healthcare Plc (“the Company) was incorporated in the Republic of Cyprus on 29 November 2022 as a Public Company and re-registered in Ireland as a Public Limited Company on 25 September 2024. Davion Healthcare Plc is a healthcare company that specialises in inventing and commercialising innovative medical technologies, pharmaceutical products and healthcare services.

1.1       Reporting period

These Consolidated Financial statements cover the financial year ended December 31, 2024 and 2023.

1.2       Accounting convention

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). These are the Company’s first annual financial statements prepared in accordance with IFRS and are in compliance with the requirements of IFRS.

The consolidated financial statements are prepared in euros, which is the functional currency of the Company. Monetary amounts in these financial statements are rounded to the nearest euro.

The consolidated financial statements have been prepared under the historical cost convention. The principal accounting policies adopted are set out below.

The consolidated financial statements consist of the financial statements of the parent Company, Davion Healthcare Plc, together with its wholly owned subsidiary, Davion Healthcare Ltd.

All consolidated financial statements are made up to December 31, 2024 and 2023. Where necessary, adjustments are made to the financial statements of subsidiary to bring the accounting policies used into line with those used by other members of the Company.

All intra-company transactions, balances and unrealised gains on transactions between the company and its subsidiary are eliminated on consolidation. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.

1.3       Liquidity

The Company incurred a loss of €1,320,353 during the first Consolidated Financial period, and, as of December 31, 2024 the Company’s current liabilities exceeded its current assets by €31,607. The Company has received a Letter of Support from its Chief Executive Officer stating that that he will continue to support the Company for a period of 12 months from the approval of these consolidated financial statements.

The Company also expects that it will have the necessary surplus to repay the debt towards the Chief Executive Officer that was incurred up to the end of the first consolidated financial period.

Management has evaluated whether there are any material uncertainties that cast significant doubt on the entity’s ability to continue as a going concern. This includes consideration of:

•	The expected timing and risk associated with initial revenue generation.
•	The robustness of the shareholder support.
•	The adequacy of the current and forecasted cash position to meet obligations as they fall due.

Having considered all relevant factors, management does not believe that any material uncertainties exist that would cast significant doubt on the entity’s ability to continue as a going concern.

1.4       Intangible assets other than goodwill

Intellectual Property Rights acquired separately are measured on initial recognition at cost. Following initial recognition, Intellectual Property Rights may be carried at a revalued amount (based on fair value) less any subsequent amortisation and impairment losses if fair value can be determined by reference to an active market. Under the revaluation model, revaluation increases are recognised in other comprehensive income and accumulated in the “Revaluation surplus” within equity except to the extent that they reverse a revaluation decrease previously recognised in profit and loss. If the revalued intangible has a finite life and is therefore subject to amortisation, the revalued amount is amortised.

Intangible assets with finite lives are amortised over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortisation period and the amortisation method for an intangible asset with a finite useful life is reviewed at least at each financial year-end. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the assets are accounted for by changing the amortisation period or method, as appropriate, and are treated as changes in accounting estimates. The amortisation expense on intangible assets with finite lives is recognised in profit or loss in the expense category consistent with the function of the intangible asset.

Intangible assets with indefinite useful lives are tested for impairment annually either individually or at the cash generating unit level. Such intangibles are not amortised. The useful life of an intangible asset with an indefinite life is reviewed annually to determine whether the indefinite life assessment continues to be supportable. If not, the change in the useful life assessment from indefinite to finite is made on a prospective basis.

An intangible asset is derecognised on disposal, or when no future economic benefits are expected from use or disposal. Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognised in profit or loss when the asset is derecognised.

1.5       Impairment of tangible and intangible assets

At each reporting end date, the Company reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs.

Intangible assets with indefinite useful lives and intangible assets not yet available for use are tested for impairment annually, and whenever there is an indication that the asset may be impaired.

The recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pretax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognised immediately in profit or loss, unless the relevant asset is carried at a revalued amount, in which case the impairment loss is treated as a revaluation decrease.

Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognised immediately in profit or loss, unless the relevant asset is carried at a revalued amount, in which case the reversal of the impairment loss is treated as a revaluation increase.

1.6       Cash and cash equivalents

Cash and cash equivalents include cash in hand, deposits held at call with banks, other short-term liquid investments with original maturities of three months or less, and bank overdrafts. Bank overdrafts are shown within borrowings in current liabilities. Cash and cash equivalents are carried at amortised cost because (i) they are held for collection of contractual cash flows and those cash flows represent sole payments of principal and interest, and (ii) they are not designated at Fair Value Through Profit and Loss.

1.7       Financial assets

Financial assets are recognised in the Company’s consolidated statement of financial position when the Company becomes party to the contractual provisions of the instrument. Financial assets are classified into specified categories, depending on the nature and purpose of the financial assets.

All purchases and sales of financial assets that require delivery within the time frame established by regulation or market convention (“regular way”) purchases and sales) are recorded at trade date, which is the date when the Company commits to deliver a financial instrument. All other purchases and sales are recognised when the entity becomes a party to the contractual provisions of the instrument.

Financial assets are derecognised when the rights to receive cash flows from the financial assets have expired or have been transferred and the Company has transferred substantially all the risks and rewards of ownership.

Financial assets at fair value through profit or loss

IFRS 13 establishes a single source of guidance for all fair value measurements. IFRS 13 does not change when an entity is required to use fair value, but rather provides guidance on how to measure fair value under IFRS when fair value is required or permitted. The resulting calculations under IFRS 13 affected the principles that the Company uses to assess the fair value, but the assessment of fair value under IFRS 13 has not materially changed the fair values recognised or disclosed. IFRS 13 mainly impacts the disclosures of the Company. It requires specific disclosures about fair value measurements and disclosures of fair values, some of which replace existing disclosure requirements in other standards.

Financial assets held at amortised cost

Financial instruments are classified as financial assets measured at amortised cost where the objective is to hold these assets in order to collect contractual cash flows, and the contractual cash flows are solely payments of principal and interest. They arise principally from the provision of goods and services to customers (e.g, trade receivables). They are initially recognised at fair value plus transaction costs directly attributable to their acquisition or issue, and are subsequently carried at amortised cost using the effective interest rate method, less provision for impairment where necessary.

Impairment of financial assets

Financial assets carried at amortised cost and Fair Value Through Other Comprehensive Income are assessed for indicators of impairment at each reporting end date.

The expected credit losses associated with these assets are estimated on a forward-looking basis. A broad range of information is considered when assessing credit risk and measuring expected credit losses, including past events, current conditions, and reasonable and supportable forecasts that affect the expected collectability of the future cash flows of the instrument.

For trade receivables, the simplified approach permitted by IFRS 9 is applied, which requires expected lifetime losses to be recognised from initial recognition of the receivables.

Derecognition of financial assets

Financial assets are derecognised only when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership to another entity.

1.8       Financial liabilities

The Company recognizes financial debt when the Company becomes a party to the contractual provisions of the instruments. Financial liabilities are classified as either “financial liabilities at fair value through profit or loss” or “other financial liabilities.”

Other financial liabilities

Other financial liabilities, including borrowings, trade payables and other short-term monetary liabilities, are initially measured at fair value net of transaction costs directly attributable to the issuance of the financial liability. They are subsequently measured at amortised cost using the effective interest method. For the purposes of each financial liability, interest expense includes initial transaction costs and any premium payable on redemption, as well as any interest or coupon payable while the liability is outstanding.

Derecognition of financial liabilities

Financial liabilities are derecognised when, and only when, the Company’s obligations are discharged, cancelled, or they expire.

1.9       Equity instruments

Equity instruments issued by the Company are recorded at the proceeds received, net of direct issue costs. Dividends payable on equity instruments are recognised as liabilities once they are no longer at the discretion of the Company.

1.10    Taxation

The tax expense represents the sum of the tax currently payable and deferred tax.

Current tax

The tax currently payable is based on taxable profit for the year. Taxable profit differs from net profit as reported in the consolidated income statements because it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. The Company’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the reporting end date.

Deferred tax

Deferred tax is the tax expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit, and is accounted for using the balance sheet liability method. Deferred tax liabilities are generally recognised for all taxable temporary differences, and deferred tax assets are recognised to the extent that it is probable that taxable profits will be available against which deductible temporary differences, can be utilised. Such assets and liabilities are not recognised if the temporary difference arises from goodwill or from the initial recognition of other assets and liabilities in a transaction that affects neither the tax profit nor the accounting profit.

As at December 31, 2024, the Group had unutilised corporation tax assets of €828,586 (2023: €663,542) available for offset against future taxable profits. These losses arise in the Cyprus tax jurisdiction and may be carried forward indefinitely under local tax legislation. In accordance with IAS 12 – Income Taxes, no deferred tax asset has been recognised in respect of these losses due to the uncertainty regarding the availability of sufficient future taxable profits against which the losses can be utilised. Management will continue to assess the recoverability of these tax losses and will recognise a deferred tax asset when it is considered probable that future taxable profits will be available.”

1.11    Foreign exchange

Transactions in currencies other than euros are recorded at the rates of exchange prevailing at the dates of the transactions. At each reporting end date, monetary assets and liabilities that are denominated in foreign currencies are retranslated at the rates prevailing on the reporting end date. Gains and losses arising on translation in the period are included in profit or loss.

1.12    Research and development costs

Research expenditures are written off against profits in the year in which it is incurred. Identifiable development expenditure is capitalised to the extent that the technical, commercial and financial feasibility can be demonstrated.